Risk and Capital Management - Summary of Composition of the Referential Equity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of regulatory capital [Line Items]
Stockholders' equity attributable to controlling interests	R$ 136,925	R$ 136,782
Non-controllinginterests	12,540	13,684
Total stockholders' equity	149,465	150,466	R$ 144,356	R$ 132,384
Common Equity Tier I	117,328	123,358
Additional Tier I Capital	11,368	7,796
Tier I (Common Equity Tier I + Additional Tier I Capital)	128,696	131,154
Tier II	11,900	15,874
Referential Equity (Tier I + Tier II)	140,596	147,028
Referential equity (tier I + tier II) [member]
Disclosure of regulatory capital [Line Items]
Stockholders' equity attributable to controlling interests	131,987	131,757
Non-controllinginterests	11,110	12,276
Change in interest in subsidiaries in a capital transaction	259	98
Total stockholders' equity	143,356	144,131
Common Equity Tier I Prudential Adjustments	(26,028)	(20,773)
Common Equity Tier I	117,328	123,358
Instruments Eligible to Comprise Additional Tier I	11,266	7,701
Additional Tier I Prudential Adjustments	102	95
Additional Tier I Capital	11,368	7,796
Tier I (Common Equity Tier I + Additional Tier I Capital)	128,696	131,154
Instruments Eligible to Comprise Tier II	11,833	15,778
Tier II Prudential Adjustments	67	96
Tier II	11,900	15,874
Referential Equity (Tier I + Tier II)	R$ 140,596	R$ 147,028